Fair Value Measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 24,075
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 30,000
ING	Mar-20	Apr-20	Apr-23	0.6750%	$ 16,157	$ 13,050
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 46,879
Citi	Jun-20	Jul-20	Oct-23	0.3300%	$ 104,450	$ 71,600
Citi	Jun-20	Aug-20	May-24	0.3510%	$ 56,075	$ 44,396
Citi	Jun-20	Jun-20	Dec-23	0.3380%	$ 94,538	$ 61,237
Citi	Jun-20	Jun-20	Aug-23	0.3280%	$ 56,915	$ 35,515
Citi	Jun-20	Jul-20	Jul-23	0.3250%	$ 99,816	$ 79,853
Citi	Jun-20	Aug-20	May-24	0.3520%	$ 31,350	$ 24,780
Citi	Jun-20	Sep-20	Mar-24	0.3430%	$ 33,390	$ 27,825
ING July 20	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 43,750
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 25,350
ABN	Feb-21	Mar-21	Dec-23	0.3120%	$ 84,548	$ 61,237
NBG	Jun-21	Jun-21	Jun-23	0.6500%	$ 125,000	$102,500

Fair Value Measurements and Hedging - Derivative instruments effect on statements of operations (Table)

	Years ended December 31,
	2020	2021	2022
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(848)	(2,351)	10,044
Total Gain/(loss) recognized	$(848)	$(2,351)	$10,044

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	(5,995)	1,308	1,165
Realized gain/(loss) on bunker swaps	20,856	748	(5,198)
Unrealized gain/(loss) on forward freight agreements and freight options	(430)	1,802	(1,398)
Unrealized gain/(loss) on bunker swaps	1,725	(294)	3,980
Total Gain/(loss) recognized	$16,156	$3,564	$(1,451)

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		December 31, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$1,440	$-	$191	$-
Bunker swaps - current	Derivatives, current asset portion	$7	$-	$3,688	$-
Forward freight agreements - non-current	Derivatives, non-current asset portion	$150	$-	$-	$-
Total		$1,597	$-	$3,879	$-
LIABILITIES
Bunker swaps - current	Derivatives, current asset portion	$300	$-	$-	$-
Total		$300	$-	$-	$-

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2021		December 31, 2022
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$-	$549	$1,665	$20,041
Interest rate swaps - non-current	Derivatives, non-current asset portion	$-	$6,763	$798	$7,868
Total		$-	$7,312	$2,463	$27,909
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$-	$443	$-	$-
Total		$-	$443	$-	$-